Property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	R$ 1,273	R$ 397
Property and equipment	163,475	137,846	R$ 91,851
Gross value of loans and advances to customers
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	1,627	582
Property and equipment	187,074	153,800	106,817
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	(353)	(186)
Property and equipment	R$ (23,598)	(15,954)	(14,966)
Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	10.00%
Business Combination	R$ 1,257	113
Property and equipment	8,948	10,145
Furniture and Equipment | Gross value of loans and advances to customers
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	1,567	164
Property and equipment	14,012	10,219	18,958
Furniture and Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	(309)	(51)
Property and equipment	R$ (5,064)	(74)	(4,447)
Data processing systems
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	20.00%
Business Combination		12
Property and equipment	R$ 14,317	12,288
Data processing systems | Gross value of loans and advances to customers
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination		66
Property and equipment	14,390	12,348	9,598
Data processing systems | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination		(53)
Property and equipment	R$ (72)	(60)	(6,997)
Right of use asset
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	38.00%
Property and equipment	R$ 127,323	107,946
Right of use asset | Gross value of loans and advances to customers
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	131,064	109,264	69,393
Right of use asset | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	R$ (3,741)	(1,318)	(1,510)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	4.00%
Business Combination	R$ 17	272
Property and equipment	12,887	7,467
Buildings | Gross value of loans and advances to customers
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	61	353
Property and equipment	27,608	21,969	5,464
Buildings | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination	(44)	(82)
Property and equipment	R$ (14,721)	R$ (14,502)	(112)
Equipments
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	38.00%
Equipments | Gross value of loans and advances to customers
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment			3,404
Equipments | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment			R$ (1,900)